Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

May 5, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information, each dated May 1, 2025, for Transamerica Stock Index, a separate series of the Registrant, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 322) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2025 via EDGAR (Accession Number 0001193125-25-106705).

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher
Dennis P. Gallagher
Chief Legal Officer and Secretary
Transamerica Funds